Other Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
Other Intangible Assets and Goodwill
Note 4 - Other Intangible Assets and Goodwill

	Goodwill	Licenses and Patents	Technology Platform	Acquired IPR&D	Total Intangible Assets

June 30, 2025
Cost at the beginning of the period	$355	$149	$180	$1,532	$2,216
Additions during the period	—	32	—	—	32
Cost at the end of the period	$355	$181	$180	$1,532	$2,248

Amortization and impairment losses at the beginning of the period	—	126	7	—	133
Amortization for the period	—	1	6	—	7
Impairment losses for the period	—	1	—	—	1
Amortization and impairment losses at the end of the period	—	128	13	—	141
Carrying amount at the end of the period	$355	$53	$167	$1,532	$2,107

December 31, 2024
Cost at the beginning of the year	$—	$126	$—	$—	$126
Additions during the year	341	23	174	1,481	2,019
Effect of exchange rate adjustment	14	—	6	51	71
Cost at the end of the year	$355	$149	$180	$1,532	$2,216

Amortization and impairment losses at the beginning of the year	—	112	—	—	112
Amortization for the year	—	3	7	—	10
Impairment losses for the year	—	11	—	0	11
Amortization and impairment losses at the end of the year	—	126	7	—	133
Carrying amount at the end of the year	$355	$23	$173	$1,532	$2,083

Other Intangible Assets
The increase in the gross carrying value of other intangible assets during the first six months of 2025 was due to the addition of $32 million of licenses and patents.
Amortization expense was $7 million and $4 million for the first six months of 2025 and 2024 respectively, which was recorded in Research and development expenses in the Condensed Consolidated Statements of Comprehensive Income.
Goodwill
The carrying amount of goodwill, which relates to the acquisition of ProfoundBio during the second quarter of 2024, was $355 million as of both June 30, 2025 and December 31, 2024.